Document and Entity Information	Aug. 01, 2022
Class of Stock [Line Items]
Document Type	8-K
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	STATE STREET CORP
Entity Incorporation, State or Country Code	MA
Entity File Number	001-07511
Entity Tax Identification Number	04-2456637
Entity Address, Address Line One	One Lincoln Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	617
Local Phone Number	786-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000093751
Common Stock [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	STT
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/4,000th ownership interest in a share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, without par value per share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th ownership interest in a share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	STT.PRD
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/4,000th ownership interest in a share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series G, without par value per share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th ownership interest in a share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	STT.PRG
Security Exchange Name	NYSE